Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of property and equipment on straight-line basis over useful life of assets
%
Office furniture and equipment	7 - 20
Computer and peripheral equipment	33
Machinery and equipment	7 - 33
Leasehold improvements	*)
Building and land	**)

*)	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

**)	Building and land consist of land and a new ink manufacturing plant. In September 2018 the company purchased the land which includes long-term leasehold rights, with lease term of 98 years. As of December 31, 2020, the ink manufacturing plant is under construction. Depreciation of the manufacturing plant will begin upon completion of its construction.

Schedule of revenue disaggregated by revenue source
	Year ended December 31,
	2020	2019	2018

Systems	$87,769	$91,353	$65,825
Ink and consumables	77,149	65,241	59,904
Services	17,521	16,884	12,377
Service contracts and software subscriptions	10,892	6,388	4,267

Total revenue	$193,331	$179,866	$142,373

Schedule of revenue disaggregated by geography based on customer location
	Year ended December 31,
	2020	2019	2018

US	$124,375	$100,457	$77,652
EMEA	45,859	48,810	45,195
Asia Pacific	14,211	22,101	15,572
Other	8,886	8,498	3,954

Total revenue	$193,331	$179,866	$142,373

Schedule of outstanding performance obligations of deferred revenues
	2021	2022	2023 and thereafter

Products	$25,178	$-	$-
Services	5,529	1,209	344

Total	$30,707	$1,209	$344

Schedule of changes in liability for product warranty
Balance at January 1, 2019	$2,237

Provision for warranties issued during the year	2,977
Reduction for payments and costs to satisfy claims	(3,600)

Balance at December 31, 2019	$1,614

Provision for warranties issued during the year	3,287
Reduction for payments and costs to satisfy claims	(3,251)

Balance at December 31, 2020	$1,650

Schedule of fair value method for stock options awards
	Year ended December 31,
	2020	2019	2018

Suboptimal exercise multiple	1.5	1.0-1.5	1.0-1.5
Risk free interest rate	0.1%-0.5%	1.5%-2.7%	2.0%-3.1%
Volatility	52%	47%-48%	47%-51%
Dividend yield	0%	0%	0%

Schedule of notional amounts of outstanding derivative positions
	December 31,
	2020	2019

Cash flow hedge	$-	$6,399